Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Disclosure of transactions between related parties
The amounts for significant transactions with related parties recognized in the Consolidated Income Statements were as follows:

	Years ended December 31,
	2018				2017				2016
	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses/(income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses/(income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses
	(€ million)
Tofas	€926	€2,572	€7	€—	€1,287	€2,779	€9	€—	€1,536	€2,811	€3	€—
Sevel S.p.A.	402	1	4	—	392	—	5	—	381	—	5	—
FCA Bank	1,611	28	(21)	56	1,715	26	(20)	36	1,571	18	(21)	39
GAC FCA JV	419	11	(49)	—	569	—	(105)	—	683	—	(82)	—
Fiat India Automobiles Limited	2	—	—	—	25	1	—	—	23	1	(1)	(1)
Other	27	6	(4)	1	35	2	(4)	2	36	5	(3)	—
Total joint arrangements	3,387	2,618	(63)	57	4,023	2,808	(115)	38	4,230	2,835	(99)	38
Total associates	30	229	(2)	(1)	73	52	(3)	(1)	91	47	—	—
CNHI	501	326	6	—	526	329	2	—	543	422	3	—
Ferrari N.V.	64	218	4	—	82	320	1	—	81	246	—	—
Directors and Key Management	—	—	77	—	—	—	114	—	—	—	143	—
Other	2		26		1	—	26	—	—	—	26	—
Total CNHI, Ferrari, Directors and other	567	544	113	—	609	649	143	—	624	668	172	—
Total unconsolidated subsidiaries	7	8	4	1	61	8	3	1	57	7	8	1
Total transactions with related parties	€3,991	€3,399	€52	€57	€4,766	€3,517	€28	€38	€5,002	€3,557	€81	€39

Total for the Group	€110,412	€95,011	€7,318	€1,056	€105,730	€89,710	€7,177	€1,345	€105,798	€90,927	€7,388	€1,858
Assets and liabilities from significant transactions with related parties were as follows:

	At December 31
	2018					2017
	Trade and other receivables	Trade payables	Other liabilities	Asset- backed financing	Debt(1)	Trade and other receivables	Trade payables	Other liabilities	Asset- backed financing	Debt (1)
	(€ million)
Tofas	€11	€176	€40	€—	€—	€34	€240	€50	€—	€—
Sevel S.p.A.	20	—	2	—	11	23	—	6	—	1
FCA Bank	395	258	232	449	28	466	206	199	319	32
GAC FCA JV	63	22	1	—	—	58	15	1	—	—
Fiat India Automobiles Limited	—	—	6	—	—	7	13	5	—	—
Other	19	1	—	—	—	20	1	—	—	—
Total joint arrangements	508	457	281	449	39	608	475	261	319	33
Total associates	34	33	10	—	—	36	32	13	—	—
CNHI	53	71	12	—	—	47	86	11	—	—
Ferrari N.V.	25	45	3	—	—	23	75	—	—	—
Other	2	2	—	—	—	1	2	—	—	—
Total CNHI, Ferrari N.V. and other	80	118	15	—	—	71	163	11	—	—
Total unconsolidated subsidiaries	17	7	1	—	26	83	8	1	—	28
Total originating from related parties	€639	€615	€307	€449	€65	€798	€678	€286	€319	€61

Total for the Group	€8,672	€19,229	€9,509	€457	€14,071	€8,553	€21,939	€10,435	€357	€17,614

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1) Relating to Debt excluding Asset-backed financing, refer to Note, 21 Debt.
As of December 31, 2018, the Group had a take-or-pay commitment with Tofas with future minimum expected obligations as follows:

(€ million)
2019	€299
2020	€291
2021	€267
2022	€152
2023	€—
2024 and thereafter	€—
We provided guarantees to FCA Bank related to certain dealer financing arrangements FCA Bank has with dealers.  The amount of the guarantees outstanding at December 31, 2018 was approximately €86 million.  The fair value of these guarantees is immaterial due to the value of vehicles in the dealers' stock pledged to FCA.
Compensation to Directors and Key Management
The fees of the Directors of the Group for carrying out their respective functions, including those in other consolidated companies, were as follows:

	Years ended December 31,
	2018	2017	2016
	(€ thousand)
Directors(1)	€18,830	€29,861	€39,329
Total Compensation	€18,830	€29,861	€39,329
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(1) Including the notional compensation cost arising from long-term share-based compensation granted to the Chief Executive Officer and share-based compensation to non-executive Directors.